Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	December 31,
	2025	2024

	(Euro, in thousands)
Raw materials	€22,493	€51,192
Total inventories	€22,493	€51,192